FEDERAL FUNDS, SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS - Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets Sold under Agreements to Repurchase
Repurchase agreements	$ 170,496	$ 188,040
Security lending agreements	15,958	14,657
Gross amounts of recognized liabilities	186,454	202,697
U.S. Treasury and federal agency securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	66,263	67,005
Security lending agreements	0	0
Gross amounts of recognized liabilities	66,263	67,005
State and municipal securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	334	403
Security lending agreements	0	0
Gross amounts of recognized liabilities	334	403
Foreign government
Assets Sold under Agreements to Repurchase
Repurchase agreements	52,988	66,633
Security lending agreements	1,390	789
Gross amounts of recognized liabilities	54,378	67,422
Corporate
Assets Sold under Agreements to Repurchase
Repurchase agreements	17,164	15,355
Security lending agreements	630	1,085
Gross amounts of recognized liabilities	17,794	16,440
Equity securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	12,206	10,297
Security lending agreements	13,913	12,484
Gross amounts of recognized liabilities	26,119	22,781
Mortgage-backed securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	11,421	19,913
Security lending agreements	0	0
Gross amounts of recognized liabilities	11,421	19,913
Asset-backed securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	5,428	4,572
Security lending agreements	0	0
Gross amounts of recognized liabilities	5,428	4,572
Other debt securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	4,692	3,862
Security lending agreements	25	299
Gross amounts of recognized liabilities	4,717	4,161
Open and overnight
Assets Sold under Agreements to Repurchase
Repurchase agreements	79,740	89,732
Security lending agreements	10,813	9,096
Gross amounts of recognized liabilities	90,553	98,828
Up to 30 days
Assets Sold under Agreements to Repurchase
Repurchase agreements	50,399	54,336
Security lending agreements	2,169	1,823
Gross amounts of recognized liabilities	52,568	56,159
31–90 days
Assets Sold under Agreements to Repurchase
Repurchase agreements	19,396	21,541
Security lending agreements	2,044	2,324
Gross amounts of recognized liabilities	21,440	23,865
Greater than 90 days
Assets Sold under Agreements to Repurchase
Repurchase agreements	20,961	22,431
Security lending agreements	932	1,414
Gross amounts of recognized liabilities	$ 21,893	$ 23,845